UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Controller
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California              5/16/05
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  20
Form 13F Information Table Value Total:  $1,715,095
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners II, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108   104,837    5,766,600   SH                DEFINED        1        5,766,600
-----------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    11,721      644,700   SH                DEFINED        2          644,700
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104   430,852   26,827,663   SH                DEFINED        1       26,827,663
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CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104    45,728    2,847,300   SH                DEFINED        2        2,847,300
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MANAGEMENT
ASSOCIATES INC.       COM     421933102   288,530   11,021,000   SH                DEFINED        1       11,021,000
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HEALTH MANAGEMENT
ASSOCIATES INC.       COM     421933102    18,742      715,900   SH                DEFINED        2          715,900
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LIBERTY MEDIA         COM
CORPORATION           SER A   530718105   170,555   16,447,005   SH                DEFINED        1       16,447,005
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA         COM
CORPORATION           SER A   530718105    11,736    1,131,695   SH                DEFINED        2        1,131,695
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA         COM
CORPORATION           SER B   530718204       706       66,700   SH                DEFINED        1           66,700
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA         COM
CORPORATION           SER B   530718204       172       16,200   SH                DEFINED        2           16,200
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA         COM
INTERNATIONAL INC.    SER A   530719103   280,515    6,413,233   SH                DEFINED        1        6,413,233
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA         COM
INTERNATIONAL INC.    SER A   530719103    18,312      418,654   SH                DEFINED        2          418,654
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA         COM
INTERNATIONAL INC.    SER B   530719202       188        4,077   SH                DEFINED        1            4,077
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA         COM
INTERNATIONAL INC.    SER B   530719202        46          990   SH                DEFINED        2              990
-----------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     74346P102    99,051    2,740,000   SH                DEFINED        1        2,740,000
-----------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     74346P102    12,020      332,500   SH                DEFINED        2          332,500
-----------------------------------------------------------------------------------------------------------------------------------

SPECTRASITE, INC.     COM     84761M104   208,506    3,596,800   SH                DEFINED        1        3,596,800
-----------------------------------------------------------------------------------------------------------------------------------

SPECTRASITE, INC.     COM     84761M104     7,710      133,000   SH                DEFINED        2          133,000
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UNITEDGLOBALCOM,
INC.                  CL A    913247508     4,859      513,642   SH                DEFINED        1          513,642
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UNITEDGLOBALCOM,
INC.                  CL A    913247508       310       32,786   SH                DEFINED        2           32,786
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